N-2	Oct. 31, 2022
Cover [Abstract]
Entity Central Index Key	0000065433
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	THE MEXICO FUND, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES AND POLICIES

There have been no material changes in the Fund’s investment objective, policies, and risks during its most recent fiscal year.

Investment Objective

The Fund’s investment objective is long-term capital appreciation through investment in securities, primarily equity, listed on the Mexican Stock Exchanges.

Investment Policies

To achieve its investment objective, the Fund will generally invest at least 80% of its total assets in equity securities listed on the Mexican Stock Exchange but may reduce its holdings in equity securities listed on the Mexican Stock Exchange below 80% of its total assets for temporary defensive purposes when unusual market or economic conditions occur. This investment policy is a non-fundamental policy, which may be changed by the Board of Directors upon 60 days’ prior written notice to stockholders. The Fund may invest up to 20% of its assets in issuers that are listed on the Mexican Stock Exchanges, but which are organized outside of Mexico, provided each such issuer has a subsidiary organized in Mexico.

The Fund may also invest in fixed-income securities and bank time deposits of Mexican banks, all of which are peso-denominated and may be dollar-linked (i.e., paid in pesos but with repayment linked to a dollar exchange rate), in order to provide appropriate liquidity to take advantage of market opportunities and meet cash requirements. In addition, the Fund may also invest in dollar-denominated deposits and dollar-denominated investments such as U.S. Treasuries, U.S. Agency securities, Agency Mortgage-Backed Securities and Mexican Sovereign Debt. As market or other conditions require, the proportion of the Fund’s assets held in fixed-income securities or bank time deposits may vary. The Fund will not realize capital gains for the sole purpose of making distributions to stockholders.

Diversification Policies

The Fund has elected to be treated and intends to qualify annually and to elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of the taxable year, at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities, securities of other regulated investment companies and investments in other securities which, with respect to any one issuer do not represent more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer.

Concentration Policy

The Fund has adopted a concentration policy, as permitted by the 1940 Act, that allows it to concentrate its investments in any industry or group of industries beyond 25% of the Fund’s assets if, at the time of investment, such industry represents 20% or more of the IPC Index; provided, however, that the Fund will not exceed the IPC Index concentration by more than 5%. At the end of October 2022, no industry group represented 20% or more of the value of the securities included in the IPC Index.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in shares of the Fund involves certain risks and considerations, including those not typically associated with investing in the United States. Risks and special considerations with respect to investments in the Fund and Mexican securities include: lesser liquidity and smaller market capitalization of the Mexican securities markets; currency fluctuations; possible higher rates of inflation and domestic interest rates; less stringent accounting, corporate governance, financial reporting and disclosure requirements, less available information regarding Mexican public companies; and less active regulatory oversight of Mexican public companies.

The following discusses in further detail risks and special considerations with respect to an investment in the Fund:

Liquidity. Reduced secondary market liquidity may have an adverse effect on market prices and the Fund’s ability to dispose of particular instruments when necessary and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio and calculating its NAV.

Currency Exchange Rate Fluctuations. Currency exchange rates can fluctuate significantly over short periods and can be subject to unpredictable changes based on a variety of factors including political developments and currency controls by foreign governments. A change in the value of the Mexican peso against the U.S. dollar will generally result in a change in the U.S. dollar value of the Fund’s assets. If the Mexican peso declines compared to the U.S. dollar, the Fund’s NAV would decline. In addition, although most of the Fund’s income will be received or realized primarily in Mexican pesos, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, for example, if the Mexican peso declines after the Fund’s income has been accrued and translated into U.S. dollars, but before the income has been received or converted into U.S. dollars, the Fund could be required to liquidate portfolio securities to make distributions. Similarly, if the Mexican peso declines between the time the Fund incurs expenses in U.S. dollars and the time the expenses are paid, the amount of foreign currency required to be converted into U.S. dollars in order to pay the expenses in U.S. dollars will be greater than the foreign currency equivalent of the expenses at the time they were incurred. The Fund generally does not hedge currency risks. Thus, any significant depreciation of the Mexican peso against the U.S. dollar could have a direct adverse impact on the Fund’s returns.

Political Factors. The impact of future events and changes and any political and economic instability in Mexico on the Fund cannot be predicted, although they may have an adverse effect on the Fund’s internal operations and performance. The Investment Adviser cannot be assured that the Mexican political environment will be free of instability in the future.

Share Price Discount. The Fund is a closed-end registered investment company whose shares of common stock may trade at a discount to their net asset value. Among the factors which may affect whether Shares of the Fund trade at a discount to NAV are portfolio investment results, the general performance of the Mexican economy and Mexican securities, supply and demand for Shares and the development of alternatives to the Fund as a vehicle through which United States and other foreign investors may invest in Mexican securities. The Fund cannot predict whether its Shares in the future will trade at, below or above NAV.

Foreign custody. Investment companies generally hold foreign securities and cash in foreign banks and securities depositories, and regulatory oversight over such entities may be limited. The laws of certain countries may put limits on a fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a fund can earn on its investments and typically results in a higher operating expense ratio for a fund than for investment companies invested only in the United States.

Non-diversified Status. The Fund is classified as a “non-diversified” management investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act as to the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the equity securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. Although, with respect to 50% of its assets, the Fund must diversify its holdings in order to be treated as a regulated investment company under the provisions of the Internal Revenue Code, the Fund may be more susceptible to any single economic, political or regulatory occurrence than would be the case if it had elected to diversify its holdings sufficiently to be classified as a “diversified” management investment company under the 1940 Act.

Concentration. The Mexican Stock Exchange is a concentrated market, as the ten largest companies by market capitalization represent approximately 60% of total market capitalization. The value of the Mexican Stock Exchange may be subject to greater volatility than markets that are less concentrated. As previously mentioned, the Fund has adopted a concentration policy which permits it to concentrate its investments in any industry or group of industries of the Mexican Stock Exchange Index (or any successor or comparable index, as determined by the Board of Directors to be an appropriate measure of the Mexican market) if, at the time of investment, such industry represents 20% or more of the Index; provided, however, that the Fund will not exceed the Index concentration by more than 5%. Because the Fund’s investments may be concentrated from time to time in certain industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of a particular industry in which the Fund has concentrated fall out of favor, the Fund could underperform against other funds with greater industry diversification.

In addition, a certain individual has a controlling interest in companies representing approximately 21.7% of the market capitalization of the Mexican Stock Exchange. As of October 31, 2022, the Fund held investments representing 14.6% of its net assets in three of these companies (América Móvil, Operadora de Sites Mexicanos and Sitios Latinoamérica). The value of the Mexican Stock Exchange may be subject to greater volatility than markets that are less concentrated. Any factors or events which impact this individual could have negative repercussions for the issuers in which he holds a controlling interest, including certain Fund investments and the Mexican Stock Exchange as a whole.

Anti-takeover Provisions. The Fund has provisions in its Charter and Bylaws that could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund’s freedom to engage in certain transactions, and (iii) the ability of the Fund’s Directors or stockholders to amend the Charter and Bylaws or effect changes in the Fund’s management. The foregoing provisions may be regarded as “anti-takeover” provisions and may have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices.

Market Disruption. Financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, may have adverse long-term effects on U.S. and world economies and markets generally. These risks may adversely affect individual issuers and securities markets, interest rates, secondary trading, ratings, investor psychology, credit risk, inflation and other factors relating to the Shares and the investments made by the Fund. In particular, since January 2020, the spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, and may adversely affect the fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the global economic environment. These disruptions have led to instability in the marketplace, including losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.

Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Liquidity. Reduced secondary market liquidity may have an adverse effect on market prices and the Fund’s ability to dispose of particular instruments when necessary and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund’s portfolio and calculating its NAV.
Currency Exchange Rate Fluctuations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Currency Exchange Rate Fluctuations. Currency exchange rates can fluctuate significantly over short periods and can be subject to unpredictable changes based on a variety of factors including political developments and currency controls by foreign governments. A change in the value of the Mexican peso against the U.S. dollar will generally result in a change in the U.S. dollar value of the Fund’s assets. If the Mexican peso declines compared to the U.S. dollar, the Fund’s NAV would decline. In addition, although most of the Fund’s income will be received or realized primarily in Mexican pesos, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, for example, if the Mexican peso declines after the Fund’s income has been accrued and translated into U.S. dollars, but before the income has been received or converted into U.S. dollars, the Fund could be required to liquidate portfolio securities to make distributions. Similarly, if the Mexican peso declines between the time the Fund incurs expenses in U.S. dollars and the time the expenses are paid, the amount of foreign currency required to be converted into U.S. dollars in order to pay the expenses in U.S. dollars will be greater than the foreign currency equivalent of the expenses at the time they were incurred. The Fund generally does not hedge currency risks. Thus, any significant depreciation of the Mexican peso against the U.S. dollar could have a direct adverse impact on the Fund’s returns.
Political Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Political Factors. The impact of future events and changes and any political and economic instability in Mexico on the Fund cannot be predicted, although they may have an adverse effect on the Fund’s internal operations and performance. The Investment Adviser cannot be assured that the Mexican political environment will be free of instability in the future.
Share Price Discount [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Share Price Discount. The Fund is a closed-end registered investment company whose shares of common stock may trade at a discount to their net asset value. Among the factors which may affect whether Shares of the Fund trade at a discount to NAV are portfolio investment results, the general performance of the Mexican economy and Mexican securities, supply and demand for Shares and the development of alternatives to the Fund as a vehicle through which United States and other foreign investors may invest in Mexican securities. The Fund cannot predict whether its Shares in the future will trade at, below or above NAV.
Foreign Custody [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Foreign custody. Investment companies generally hold foreign securities and cash in foreign banks and securities depositories, and regulatory oversight over such entities may be limited. The laws of certain countries may put limits on a fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a fund can earn on its investments and typically results in a higher operating expense ratio for a fund than for investment companies invested only in the United States.
Nondiversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Non-diversified Status. The Fund is classified as a “non-diversified” management investment company under the 1940 Act, which means that the Fund is not limited by the 1940 Act as to the proportion of its assets that may be invested in the securities of a single issuer. As a non-diversified investment company, the Fund may invest a greater proportion of its assets in the equity securities of a smaller number of issuers and, as a result, will be subject to greater risk with respect to its portfolio securities. Although, with respect to 50% of its assets, the Fund must diversify its holdings in order to be treated as a regulated investment company under the provisions of the Internal Revenue Code, the Fund may be more susceptible to any single economic, political or regulatory occurrence than would be the case if it had elected to diversify its holdings sufficiently to be classified as a “diversified” management investment company under the 1940 Act.
Concentration [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Concentration. The Mexican Stock Exchange is a concentrated market, as the ten largest companies by market capitalization represent approximately 60% of total market capitalization. The value of the Mexican Stock Exchange may be subject to greater volatility than markets that are less concentrated. As previously mentioned, the Fund has adopted a concentration policy which permits it to concentrate its investments in any industry or group of industries of the Mexican Stock Exchange Index (or any successor or comparable index, as determined by the Board of Directors to be an appropriate measure of the Mexican market) if, at the time of investment, such industry represents 20% or more of the Index; provided, however, that the Fund will not exceed the Index concentration by more than 5%. Because the Fund’s investments may be concentrated from time to time in certain industries, the value of the Fund may be subject to greater volatility than a fund with a portfolio that is less concentrated. If securities of a particular industry in which the Fund has concentrated fall out of favor, the Fund could underperform against other funds with greater industry diversification.In addition, a certain individual has a controlling interest in companies representing approximately 21.7% of the market capitalization of the Mexican Stock Exchange. As of October 31, 2022, the Fund held investments representing 14.6% of its net assets in three of these companies (América Móvil, Operadora de Sites Mexicanos and Sitios Latinoamérica). The value of the Mexican Stock Exchange may be subject to greater volatility than markets that are less concentrated. Any factors or events which impact this individual could have negative repercussions for the issuers in which he holds a controlling interest, including certain Fund investments and the Mexican Stock Exchange as a whole.
Antitakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Anti-takeover Provisions. The Fund has provisions in its Charter and Bylaws that could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund’s freedom to engage in certain transactions, and (iii) the ability of the Fund’s Directors or stockholders to amend the Charter and Bylaws or effect changes in the Fund’s management. The foregoing provisions may be regarded as “anti-takeover” provisions and may have the effect of depriving stockholders of an opportunity to sell their shares at a premium over prevailing market prices.
Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Disruption. Financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, epidemics and pandemics) and natural/environmental disasters, may have adverse long-term effects on U.S. and world economies and markets generally. These risks may adversely affect individual issuers and securities markets, interest rates, secondary trading, ratings, investor psychology, credit risk, inflation and other factors relating to the Shares and the investments made by the Fund. In particular, since January 2020, the spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, and may adversely affect the fund’s investments and operations. The outbreak was first detected in December 2019 and subsequently spread globally. The transmission of COVID-19 and efforts to contain its spread have resulted in travel restrictions and disruptions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event and service cancellations or interruptions, disruptions to business operations (including staff reductions), supply chains and consumer activity, as well as general concern and uncertainty that has negatively affected the global economic environment. These disruptions have led to instability in the marketplace, including losses and overall volatility. The impact of COVID-19, and other infectious illness outbreaks, epidemics or pandemics that may arise in the future, could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of the markets generally in potentially significant and unforeseen ways.